U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1.	Name and Address of Issuer:

FutureFunds Series Account of

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):       ☒

3.	Investment Company Act File Number:	811-03972

Securities Act File Number:	002-89550

4(a).	Last day of fiscal year for which this notice is filed:

December 31. 2007

4(b).	☐ Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	☐ Check box if this is the last time the issuer will be filing this Form

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
fiscal year	pursuant to section 24(f):	$224,198,950

(ii)	Aggregate price of securities redeemed or
repurchased during the fiscal year:	$270,747,072

(iii)	Aggregate price of securities redeemed or

repurchased during any priorfiscal year ended no

earlier than October 11, 1995 that were not

previously used to reduce registration fees payable

to the Commission:	$109,110,171

(iv)	Total available redemption credits [add Items 5(ii)
and 5(iii)]	$379,857,243

(v)	Net sales ---- if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) 5(i)]:	$0

(vi)	Redemption credits available for use in future years	$155,658,293
-----if Item 5(i) isles than Item 5(iv) [subtract
Item5 (iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (see
Instruction C.9):	X 0.0000393

(viii)	Registration fee due [multiply Item 5(v) by Item
5(viii) (enter “0” if no fee is due):	$0

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of share or other units) deducted here: N/A .If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
+$0.

8.	Total of the amount of the registration fee due plus any interest due [line5(viii) plus line 7]:
=$0.

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository

Method of Delivery:

[	] Wire Transfer
[	] Mail or other means

SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Graham McDonald
Graham McDonald, Senior Vice President
Corporate Finance & Investment Operations

Date	March 21, 2008